Net income per Share	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Earnings Per Share [Abstract]
Net income per Share

Note 14 - Net loss per Share

Basic consolidated net loss per share (“EPS”) is calculated using the Company’s share of its subsidiaries earnings/ net loss as well as ATI stand-alone earnings/ net loss and the weighted number of shares outstanding during the reporting period. Diluted consolidated EPS includes the dilutive effect of vested and unvested stock options of the Company’s subsidiaries.

The Company analyzed the calculation of net loss per share for periods prior to the Business Combination on November 6, 2023 and determined that it resulted in values that would not be meaningful to the users of the condensed consolidated financial statements, as the capital structure completely changed as a result of the Business Combination. Therefore, net loss per share information has not been presented for periods prior to the Business Combination.

The Company’s Class V ordinary share does not participate in the earnings or losses of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted net loss per Class V ordinary share under the two-class method has not been presented.

The following table sets forth the computation of basic and diluted net loss per share for the period from April 1, 2024 through June 30, 2024 (in thousands, except share and per share amounts):

Numerator:
Net Loss attributable to controlling interest for the period from April 1, 2024 through June 30, 2024	$(14,821)

Denominator:
Weighted average shares outstanding of Class A ordinary shares, basic and diluted for the period from April 1, 2024 through June 30, 2024	37,852,036

Net earnings per share Ordinary Shares – Basic and Diluted	$(0.39)

Note 21 - Net income per Share

Basic consolidated net loss per share (“EPS”) is calculated using the Company’s share of its subsidiaries earnings/ net loss as well as ATI stand-alone earnings/ net loss and the weighted number of shares outstanding during the reporting period. Diluted consolidated EPS includes the dilutive effect of vested and unvested stock options of the Company’s subsidiaries.

The Company analyzed the calculation of net earnings per share for periods prior to the Business Combination on November 6, 2023 and determined that it resulted in values that would not be meaningful to the users of the consolidated financial statements, as the capital structure completely changed as a result of the Business Combination. Therefore, net earnings per share information has not been presented for periods prior to the Business Combination. The basic and diluted net loss per share attributable to Class A ordinary shareholders for the year ended March 31, 2024, as presented on the consolidated statements of operations, represents only the period after the Business Combination to March 31, 2024.

The Company’s Class V ordinary shares do not participate in the earnings or losses of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted net earnings per Class V ordinary share under the two-class method has not been presented.

The following table sets forth the computation of basic and diluted net income/loss per share for the period from November 6, 2023 through March 31, 2024 (in thousands, except share and per share amounts):

Numerator:
Net income attributable to controlling interest for the period from November 6, 2023 through March 31, 2024	$14,154

Denominator:
Weighted average shares outstanding of Class A ordinary shares, basic and diluted for the period from November 6, 2023 through March 31, 2024	15,532,382

Net earnings per share Ordinary Shares
Basic	$0.91
Diluted	$0.91